Segment Information and Sales to Significant Customers (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Information and Sales to Significant Customers (Textual) [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%